Taxation - Schedule of Canadian Federal and Provincial Statutory Rate (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Schedule of Canadian Federal and Provincial Statutory Rate [Abstract]
(Loss) before income taxes	$ 63,543,458	$ (28,532,195)
Expected income tax recovery based on statutory rate	16,839,000	(7,561,000)
Adjustment to expected income tax recovery:
Permanent differences and other	320,000	(11,727,000)
Provision to return adjustment	(1,110,000)	(95,000)
Share based compensation	3,501,000	5,101,000
Change in unrecorded deferred tax asset	(19,550,000)	14,282,000
Current tax provision (recovery)
Deferred income tax provision (recovery)